Taxation - Tax Effects of Components of Other Comprehensive Income (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Before tax
Gains/(losses) on equity instruments at fair value through other comprehensive income, Before tax		€ 56	€ 19
Gains/(losses) on cash flow hedges, Before tax		143	71
Remeasurements of defined benefit pension plans, Before tax	[1]	1,404	(242)
Currency retranslation gains/(losses), Before tax		653	(1,516)
Other comprehensive income, Before tax		2,256	(1,668)
Tax (charge)/credit
Gains/(losses) on equity instruments at fair value through other comprehensive income, Tax (charge)/credit		(1)	1
Gains/(losses) on cash flow hedges, Tax (charge)/credit		(6)	(28)
Remeasurements of defined benefit pension plans, Tax (charge)/credit	[1]	(436)	41
Currency retranslation gains/(losses),Tax (charge)/credit		(36)	35
Other comprehensive income, Tax (charge)/credit		(479)	49
After tax
Gains/(losses) on equity instruments at fair value through other comprehensive income, After tax		55	20
Gains/(losses) on cash flow hedges, After tax		137	43
Remeasurements of defined benefit pension plans, After tax	[1]	968	(201)
Currency retranslation gains/(losses), After tax	[2]	617	(1,481)
Other comprehensive income, After tax		€ 1,777	€ (1,619)

[1]	Remeasurement of defined benefit pension plans in 2021 is driven by positive investment returns and increase in interest rates.
[2]	2021 gain is primarily due to strengthening of the US Dollar, British Pound, Brazilian Real and Indian Rupee against the Euro. 2020 loss is due to weakening of the Brazilian Real, Mexican Peso, Indian Rupee, South Korean Won and Russian Ruble against the Euro.